Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net Investment Income	¥ 24,744	$ 3,883	¥ 9,095	¥ 9,718
Wealth management products [Member]
Net Investment Income	¥ 24,744		¥ 9,095	¥ 9,718